Income Taxes (Tables)	9 Months Ended
Sep. 30, 2024
Income Taxes [Abstract]
Schedule of Deferred Taxes Assets and Liabilities	Composition of deferred tax income and social contribution
	September 30, 2024	December 31, 2023
Deferred income taxes assets	444,200	774,861
Deferred income taxes liabilities	(1,234,721)	(1,360,257)
	(790,521)	(585,396)

Schedule of Deferred Tax Income and Social Contribution
	Balance at January 1, 2024	Income statement	Exchange variation	Other Adjustments (1)	Balance at September 30, 2024
Tax losses and negative basis of social contribution	840,172	(238,772)	(63,233)	(553)	537,614
Expected credit losses on trade accounts receivable	38,086	12,365	(2,640)	—	47,811
Provisions for contingencies	78,840	(2,364)	34,771	—	111,247
Present value adjustment	7,648	(1,626)	(830)	—	5,192
Tax credits	23,685	19	48	(74)	23,678
Labor accident accruals	7,927	(928)	—	—	6,999
Pension plan	11,956	1,188	(40)	(8,340)	4,764
Trade accounts payable accrual	277,512	76,153	(50,671)	—	302,994
Non-deductible interest	211,958	(10,418)	2	—	201,542
Right of use assets	25,417	8,199	(1,963)	—	31,653
Goodwill amortization	(851,840)	(10,269)	84,639	—	(777,470)
Present value adjustment - Trade accounts payable	(6,064)	1,904	492	—	(3,668)
Business combinations	(444,250)	(36,524)	3,649	—	(477,125)
Inventory valuation	(207,085)	(55,739)	(2,464)	—	(265,288)
Hedge operations (2)	(25,364)	39,653	(534)	(496)	13,259
Realization of other reserves	(115,640)	2,033	12,795	—	(100,812)
Accelerated depreciation and amortization	(514,285)	17,175	(1)	—	(497,111)
Cut off adjustments (Revenue recognition)	—	25,890	(1,446)	—	24,444
Grains’ Fair Value Adjustment - Subsidiaries	—	(1,614)	(1,557)	—	(3,171)
Other temporary differences	55,931	(19,626)	(13,378)	—	22,927
Deferred taxes, net	(585,396)	(193,301)	(2,361)	(9,463)	(790,521)

	Balance at January 1, 2023	Income statement	Exchange variation	Other Adjustments (1)	Balance at September 30, 2023
Tax losses and negative basis of social contribution	649,164	292,676	18,156	—	959,996
Expected credit losses on trade accounts receivable	31,572	517	861	—	32,950
Provisions for contingencies	94,153	(2,585)	1,721	—	93,289
Present value adjustment	11,326	(4,671)	472	—	7,127
Tax credits	13,196	(104)	(13)	21	13,100
Labor accident accruals	6,139	1,236	—	—	7,375
Pension plan	10,485	45	(60)	(4,023)	6,447
Trade accounts payable accrual	284,235	72,675	2,823	—	359,733
Non-deductible interest	76,563	115,601	1	—	192,165
Right of use assets	22,583	24,640	446	—	47,669
Other temporary differences - assets
Goodwill amortization	(785,958)	(5,582)	(29,528)	—	(821,068)
Present value adjustment - Trade accounts payable	(8,105)	1,512	(341)	—	(6,934)
Business combinations	(441,428)	4,399	(1,222)	—	(438,251)
Inventory valuation	(109,703)	(162,640)	1	—	(272,342)
Hedge operations	8,209	(13,853)	540	416	(4,688)
Realization of other reserves	(110,379)	2,462	(4,635)	—	(112,552)
Accelerated depreciation and amortization	(586,839)	(29,703)	(18)	—	(616,560)
Other temporary differences - liabilities	77,595	(56,156)	4,218	3,479	29,136
Deferred taxes, net	(757,192)	240,469	(6,578)	(107)	(523,408)
(1)	Changes in the deferred tax statement of financial position accounts that do not directly impact income statement accounts, are shown in the column Other Adjustments. These adjustments refer mainly to: the direct subsidiary Brazservice Ltda. incorporated into the Company; deferred taxes on cash flow hedge transactions recognized in other comprehensive income, carried out by the subsidiary Seara Alimentos; and pension plan in the United States of America.
(2)	Hedge and hedge accounting operations are disclosed in Note 25 - Risk management and financial

Schedule of Income Tax and Social Contribution Expense	Reconciliation of income tax and social contribution expense:
	Nine-month period ended September 30,		Three-month period ended September 30,
	2024	2023	2024	2023
Profit before taxes	2,101,737	(277,463)	1,197,121	162,083
Brazilian statutory corporate tax rate	(34)%	34%	(34)%	34%
Expected tax benefit (expense)	(714,591)	94,337	(407,021)	(55,108)

Adjustments to reconcile taxable income tax expense (benefit):
Share of profit of equity-accounted investees	(79)	3,339	1,324	1,364
Non-taxable tax benefits (1)	164,991	366,689	55,412	130,363
Difference of tax rates on taxable income from foreign subsidiaries	128,842	(43,525)	(2,239)	(14,854)
Transfer pricing adjustments	(7,126)	(2,497)	59,613	(665)
Profits taxed by foreign jurisdictions (2)	25,925	(271,871)	61,803	(96,399)
Deferred income tax not recognized	(199,592)	(184,575)	(203,623)	(41,244)
Dividends paid abroad	(10,483)	—	—	—
Non-taxable interest - Foreign subsidiaries	11,715	98,879	3,909	34,920
Donations and social programs (3)	(929)	(5,168)	1,176	(1,256)
SELIC interest on tax credits	5,169	4,309	1,050	1,843
Other permanent differences	3,658	43,838	(11,919)	20,458
Current and deferred income tax benefit (expense)	(592,500)	103,755	(440,515)	(20,578)

Current income tax	(399,199)	(136,714)	(142,382)	(98,070)
Deferred income tax	(193,301)	240,469	(298,133)	77,492
	(592,500)	103,755	(440,515)	(20,578)
Effective income tax rate	(28.19)%	37.39%	(36.80)%	12.70%

(1)	The Company and its subsidiaries have subsidies granted by state governments, as presumed income tax benefits, in accordance with the regulations of each State. The appropriate values of this tax incentive as revenue in the result are excluded in the calculation of taxes on profit, when the requirements set out in current legislation are met. During the nine-month period ended September 30, 2024, the Company and its subsidiaries recorded the amount of government subsidies in the amount of US$466 million (US$1.1 billion in the nine-month period ended September 30, 2023), all of which were excluded from their income tax and social contribution calculation basis.
(2)	According to Law No. 12,973/14, the income from foreign subsidiaries must be taxed at the Brazilian statutory tax rate of 34%, and the income tax paid abroad by these subsidiaries may be used to compensate income taxes to be paid in Brazil. The results obtained from foreign subsidiaries are subject to taxation by the countries where they are based, according to applicable rates and legislation (profits taxed by-foreign jurisdictions included in the reconciliation of income tax and social contribution expense). The Group analyzes the results of each subsidiary for the application of its income tax legislation, in order to respect the treaties signed by Brazil and avoid double taxation.
(3)	Refers to the donations, as described in Note 24 – Expenses by nature.